CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 7,743,107	$ 3,218,191
Restricted cash - (see Note 5)	2,250,000
Other receivables	17,276	77,364
Prepaid expenses and other current assets	582,278	502,837
Total Current Assets	10,592,661	3,798,392
NON - CURRENT ASSETS:
Property and equipment, net - (see Note 6)	6,450,640	7,386,776
Mineral rights - (see Note 5)	16,786,912	16,786,912
Reclamation bond deposit - (see Note 5)	25,000	4,645,533
Deposits	3,884	3,884
Total Non - Current Assets	23,266,436	28,823,105
Total Assets	33,859,097	32,621,497
CURRENT LIABILITIES:
Accounts payable and accrued expenses	624,753	778,314
Note payable - current portion (see Note 7)	23,036	23,036
Note payable - related party - (see Note 10)		486,250
Total Current Liabilities	647,789	1,287,600
LONG-TERM LIABILITIES:
Note payable - long term portion (see Note 7)	36,474	59,510
Total Liabilities	684,263	1,347,110
Commitments and Contingencies
STOCKHOLDERS' EQUITY :
Common stock ($.0001 Par Value; 500,000,000 Shares Authorized; 275,917,023 and 266,592,023 shares issued and 275,790,008 and 266,592,023 outstanding as of December 31, 2013 and 2012, respectively) - (see Note 9)	27,592	26,659
Additional paid-in capital	133,201,209	113,052,194
Treasury stock, at cost, (127,015 and None Shares as of December 31, 2013 and 2012)	(44,455)
Accumulated deficit	(14,901,794)	(14,901,794)
Accumulated deficit since inception of exploration stage (September 1, 2011)	(85,107,719)	(66,902,672)
Total Stockholders' Equity	33,174,834	31,274,387
Total Liabilities and Stockholders' Equity	33,859,097	32,621,497
Convertible Series A Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized - (see Note 11)
Convertible Series B Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized - (see Note 11)
Convertible Series C Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized - (see Note 11)
Convertible Series D Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized - (see Note 11)
Preferred Stock - Series E
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized - (see Note 11)	$ 1